Supplemental Cash Flow Information - Reconciliation of movements of liabilities to cash flows (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Short-Term Debt
Reconciliation of movements of liabilities to cash flows arising from financing activities
Liabilities arising from financing activities at beginning of period	$ 494	$ 2,807
Changes from financing cash flows:
Net issuance of commercial paper	(503)	(2,343)
Realized foreign exchange losses and (gains)	7	38
Non-cash changes:
Unrealized foreign exchange losses and (gains)	2	(8)
Liabilities arising from financing activities at end of period		494
Current Portion of Long-Term Lease Liabilities
Reconciliation of movements of liabilities to cash flows arising from financing activities
Liabilities arising from financing activities at beginning of period	348	317
Changes from financing cash flows:
Lease liability payments	(471)	(331)
Non-cash changes:
Unrealized foreign exchange losses and (gains)	4	(3)
Reclassification of lease obligations	718	365
Liabilities arising from financing activities at end of period	599	348
Long-Term Lease Liabilities
Reconciliation of movements of liabilities to cash flows arising from financing activities
Liabilities arising from financing activities at beginning of period	3,478	2,695
Non-cash changes:
Unrealized foreign exchange losses and (gains)	49	(14)
Lease derecognition	(27)	(682)
Reclassification of lease obligations	(718)	(365)
New lease liabilities	963	1,844
Liabilities arising from financing activities at end of period	3,745	3,478
Current Portion of Long-Term Debt
Non-cash changes:
Reclassification of long-term debt	997
Liabilities arising from financing activities at end of period	997
Long-Term Debt
Reconciliation of movements of liabilities to cash flows arising from financing activities
Liabilities arising from financing activities at beginning of period	11,087	9,800
Changes from financing cash flows:
Net issuance of commercial paper		1,500
Debt issuance costs		(8)
Repayment of long-term debt	(1,566)	(5)
Loss on extinguishment of long-term debt	170
Realized foreign exchange losses and (gains)	289	5
Other	2	(3)
Non-cash changes:
Unrealized foreign exchange losses and (gains)	363	(202)
Reclassification of long-term debt	(997)
Liabilities arising from financing activities at end of period	9,348	11,087
Partnership Liability
Reconciliation of movements of liabilities to cash flows arising from financing activities
Liabilities arising from financing activities at beginning of period	398	413
Changes from financing cash flows:
Distributions to non-controlling interest	(16)	(16)
Other		1
Non-cash changes:
Liabilities arising from financing activities at end of period	382	398
Dividends Payable
Changes from financing cash flows:
Dividends paid on common shares	(2,803)	(2,749)
Non-cash changes:
Dividends declared on common shares	$ 2,803	$ 2,749